Derivative Financial Instruments - Fair value of the derivative assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments
Derivative financial instruments, current assets	$ 596	$ 534
Derivative financial instruments, non-current assets	1,913	5,561
Derivative financial assets	2,509	6,095
Derivative financial instruments, current liability	25,518	35,415
Derivative financial instruments, non-current liability	28,694	78,440
Derivative financial liabilities	54,212	113,855
Financial assets designated and effective as hedging instruments carried at fair value | Cross currency swaps
Financial Instruments
Derivative financial assets	2,418	5,768
Financial assets carried at fair value through profit or loss (FVTPL) | Forward foreign exchange contracts
Financial Instruments
Derivative financial assets	91	327
Financial liabilities carried at fair value through profit or loss (FVTPL) | Interest rate swaps
Financial Instruments
Derivative financial liabilities	53,192	$ 113,855
Financial liabilities carried at fair value through profit or loss (FVTPL) | Forward foreign exchange contracts
Financial Instruments
Derivative financial liabilities	$ 1,020